Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX SELECT RECEIVABLES TRUST
SERIES 2024-A

Collection Period	09/01/25-09/30/25
Determination Date	10/9/2025
Distribution Date	10/15/2025

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-11.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$420,171,304.88
2.	Collections allocable to Principal		$11,610,428.47
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$4,159,454.11
5.	Pool Balance on the close of the last day of the related Collection Period		$404,401,422.30
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		22,301
7.	Initial Pool Balance		$666,668,280.61
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$0.00	$0.00
	b. Class A-2a Note Balance	$51,377,165.34	$42,501,662.71
	c. Class A-2b Floating Rate Note Balance	$26,809,557.29	$22,178,155.49
	d. Class A-3 Note Balance	$130,020,000.00	$130,020,000.00
	e. Class B Note Balance	$46,670,000.00	$46,670,000.00
	f. Class C Note Balance	$49,330,000.00	$49,330,000.00
	g. Class D Note Balance	$55,670,000.00	$55,670,000.00
	h. Note Balance (sum a - g)	$359,876,722.63	$346,369,818.20
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0000000	0.0000000
	b. Class A-2a Note Pool Factor	0.3351195	0.2772269
	c. Class A-2b Floating Rate Note Pool Factor	0.3351195	0.2772269
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.5758028	0.5541917
10.	Overcollateralization Target Amount		$58,031,604.10
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$58,031,604.10
12.	Weighted Average Coupon		16.23%
13.	Weighted Average Original Term	months	68.67
14.	Weighted Average Remaining Term	months	47.83
15.	30 day Average SOFR for the accrual period ending 10/14/2025		4.37208%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 10/14/2025		5.10208%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$5,454,093.26
	b. Liquidation Proceeds allocable to Finance Charge		$1,001.88
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$5,455,095.14
18.	Principal:
	a. Collections allocable to Principal		$11,610,428.47
	b. Liquidation Proceeds allocable to Principal		$1,591,675.86
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$13,202,104.33
19.	Total Finance Charge and Principal Collections (17d + 18d)		$18,657,199.47
20.	Interest Income from Collection Account		$49,615.99
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$18,706,815.46

Available Funds
23.	Available Collections	$18,706,815.46
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$18,706,815.46
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$787,821.20
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$787,821.20
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$0.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$0.00
	e. Class A-2a Monthly Interest	$247,466.68
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$247,466.68
	i. Class A-2b Monthly Interest	$113,987.09
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$113,987.09
	m. Class A-3 Monthly Interest	$585,090.00
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$585,090.00
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$208,070.42
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$208,070.42
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$231,028.83
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$231,028.83
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$290,875.75
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$290,875.75

36.	Quaternary Principal Distributable Amount	$0.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$2,464,339.97
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$13,506,904.43
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$5,455,095.14
	b. Total Daily Deposits of Principal Collections	$13,202,104.33
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$49,615.99
	e. Total Deposits to Collection Account (sum a - d)	$18,706,815.46
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$787,821.20
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$15,183,423.20
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,735,571.06
	f. Total Withdrawals from Collection Account (sum a - e)	$18,706,815.46
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$0.00
	b. Class A-2a Interest Distribution	$247,466.68
	c. Class A-2b Interest Distribution	$113,987.09
	d. Class A-3 Interest Distribution	$585,090.00
	e. Class B Interest Distribution	$208,070.42
	f. Class C Interest Distribution	$231,028.83
	g. Class D Interest Distribution	$290,875.75
	h. Class A-1 Principal Distribution	$0.00
	i. Class A-2a Principal Distribution	$8,875,502.63
	j. Class A-2b Principal Distribution	$4,631,401.80
	k. Class A-3 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$15,183,423.20
46.	Withdrawals
	a. Class A-1 Distribution	$0.00
	b. Class A-2a Distribution	$9,122,969.31
	c. Class A-2b Distribution	$4,745,388.89
	d. Class A-3 Distribution	$585,090.00
	e. Class B Distribution	$208,070.42
	f. Class C Distribution	$231,028.83
	g. Class D Distribution	$290,875.75
	h. Total Withdrawals from Note Payment Account (sum a - g)	$15,183,423.20

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$2,735,571.06
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$2,735,571.06
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$6,666,682.81
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$6,666,682.81
51.	Investment Earnings	$22,523.05
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$6,689,205.86
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$22,523.05
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$6,666,682.81
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$787,821.20
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$15,183,423.20
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$2,735,571.06
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$22,523.05
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$0.00
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$9,122,969.31
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,745,388.89
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$585,090.00
69.	Amount to be paid to Class B Noteholders from the Note Payment Account	$208,070.42
70.	Amount to be paid to Class C Noteholders from the Note Payment Account	$231,028.83
71.	Amount to be paid to Class D Noteholders from the Note Payment Account	$290,875.75
72.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$2,735,571.06

Delinquency Activity
		Number of Loans	Principal Balance
73.	Delinquency Analysis
	a. 31 to 60 days past due	1,872	$39,129,243.42
	b. 61 to 90 days past due	959	$21,147,464.94
	c. 91 to 120 days past due	252	$5,023,631.28
	d. 121 or more days past due	2	$63,037.31
	e. Total Past Due (sum a - d)	3,085	$65,363,376.95
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		16.1630%

74.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

75.	Defaulted Receivables (charge-offs)	207	$4,159,454.11
76.	Recoveries	315	$1,592,677.74
77.	Net Losses (Ln 76 - Ln 77)		$2,566,776.37
78.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.6109%

Cumulative Loss Activity
		Number of Loans	Principal Balance

79.	Defaulted Receivables (charge-offs)	2,329	$49,721,694.92
80.	Recoveries	1,701	$15,476,412.32
81.	Cumulative Net Losses (Ln 80 - Ln 81)		$34,245,282.60
82.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		5.1368%
83.	Average Net Loss on Defaulted Receivables		$14,703.86

Other Servicing Information

84.	Principal Balance of Receivables extended during the Collection Period		$11,451,666.95
85.	Pool Balance on the close of the last day of the preceding Collection Period		$420,171,304.88
86.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		2.73%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on October 9, 2025

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Greg Dostich

Name:	Greg Dostich

Title:	Vice President and Treasurer